Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
	2018	2017
	US$’000	US$’000

Raw materials	96	132
Work in progress	21	48
Finished goods	284	316
	401	496

ZHEJIANG TIANLAN
Inventories
	2018	2017
	RMB’000	RMB’000

Raw materials	11,963	4,741
Work in progress	-	6,452
Finished goods	-	3,924
	11,963	15,117